May 29, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       Vanguard Fixed Income Securities Funds (the Trust)

            File No. 2-47371

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Nathan M. Will

Associate Counsel

The Vanguard Group, Inc.

Cc:       Brion Thompson, Esq.

            Bo J. Howell, Esq.

            U.S. Securities and Exchange Commission